SCHEDULE OF RELATED TO OPERATING LEASES (Details)	Jun. 30, 2025	Jun. 30, 2024
Leases
Weighted average remaining lease term (years)	1 year 6 months	2 years
Weighted average discount rate	3.60%	3.85%